Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Segment Reporting Information [Line Items]
Amount related to discontinued operations that is excluded from total asset	$ 8.0	$ 1.7	$ 3.7	$ 1.7
Selling, General and Administrative Expense	810.5	907.8	763.3
Global Financial Solutions [Member]
Segment Reporting Information [Line Items]
Long-term assets, excluding goodwill and other intangible assets	379.3	358.7	371.6	358.7
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Selling, General and Administrative Expense			43.2
Integration Activities [Member]
Segment Reporting Information [Line Items]
Other Restructuring Costs	21.5
Capco [Member]
Segment Reporting Information [Line Items]
Additional charges related to contingent consideration		$ 129.1		$ 85.2